Debt (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule of Debt

(In $ millions)	As at June 30, 2018	As at December 31, 2017
Credit facilities:
$2,000 facility (North Atlantic Drilling) (1)	880	897
$400 facility (1)	130	133
$440 facility (1)	60	62
$1,450 facility (1)	311	318
$360 facility (Asia Offshore Drilling)	210	210
$300 facility (1)	140	142
$1,750 facility (Sevan Drilling) (1)	835	856
$450 facility (1)	255	261
$1,500 facility (1)	1,095	1,112
$1,350 facility (1)	913	931
$950 facility (1)	549	558
$450 facility (2015) (1)	98	101

Total credit facilities	5,476	5,581

Loans contained within VIEs:
$375 facility	237	251
$390 facility	215	226
$475 facility	285	309

Total loans contained within VIEs	737	786

Unsecured bonds:
NOK1,800 bond (2)	231	231
$1,000 bond (2)	843	843
$500 bond (2)	479	479
NOK1,500 bond (NADL) (2)	182	182
$ 600 bond (NADL) (2)	413	413
SEK 1,500 bond (2)	186	186

Total unsecured bonds	2,334	2,334

Total debt principal	8,547	8,701
Less: Debt balance held as subject to compromise	(7,600)	(7,705)

Total debt not subject to compromise	947	996

Less: current portion of debt principal	(91)	(511)

Long-term portion of debt principal	856	485

(1)	Denotes impaired secured credit facilities that were reclassified to “Liabilities subject to compromise” on September 12, 2017
(2)	Denotes unsecured bonds that were reclassified to “Liabilities subject to compromise” on September 12, 2017

Schedule of Debt Issuance Costs Against Current and Long-Term Debt

Outstanding debt as at June 30, 2018
(In $ millions)	Principal outstanding	Less: Debt Issuance Costs	Total Debt
Debt due within one year	91	(1)	90
Long-term debt	856	—	856
Debt held as subject to compromise	7,600	—	7,600

Total	8,547	(1)	8,546

Outstanding debt as at December 31, 2017
(In $ millions)	Principal outstanding	Less: Debt Issuance Costs	Total Debt
Debt due within one year	511	(2)	509
Long-term debt	485	—	485
Debt held as subject to compromise	7,705	—	7,705

Total	8,701	(2)	8,699

Outstanding Debt	The outstanding debt as at June 30, 2018 is repayable as follows:

(In $ millions)	Year ended June 30,
2019	91
2020	57
2021	68
2022	70
2023	523
2024 and thereafter	138

Total debt principal	947